Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2013	Jun. 30, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies [Line Items]
Deferred Finance Costs, Current, Net	$ 146,037	$ 70,529	$ 76,507	$ 51,028
Accumulated Amortization, Deferred Finance Costs	$ 362,088		$ 82,793	$ 23,972
Income Tax Examination, Likelihood of Unfavorable Settlement	50
Common Stock, Shares, Outstanding	40,000,000	40,000,000	35,284,000	35,284,000
Patents [Member]
Summary of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	11 years
Stock option
Summary of Significant Accounting Policies [Line Items]
Common Stock, Shares, Outstanding	10,172,431